Intangible Assets - Additional Information (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2019	May 01, 2019	Mar. 13, 2019
Disclosure Of Intangible Assets [Line Items]
Contingent consideration		$ 5,300	$ 2,300,000
Consideration paid as shares		480,000
Common shares , Price per share		$ 11.03
Common shares, exercise price per share		$ 0.94
Intangible assets with remaining useful life	15 years
Maximum
Disclosure Of Intangible Assets [Line Items]
Warrants to acquire common shares		1,800,000
Maximum | Harvested Cannabis
Disclosure Of Intangible Assets [Line Items]
Royalty payments range	$ 0.25
Maximum | Cannabis
Disclosure Of Intangible Assets [Line Items]
Royalty payments range	0.05
Maximum | Cannabis Supplies and Consumables
Disclosure Of Intangible Assets [Line Items]
Royalty payments range	0.15
Minimum | Harvested Cannabis
Disclosure Of Intangible Assets [Line Items]
Royalty payments range	0.35
Minimum | Cannabis
Disclosure Of Intangible Assets [Line Items]
Royalty payments range	0.20
Minimum | Cannabis Supplies and Consumables
Disclosure Of Intangible Assets [Line Items]
Royalty payments range	$ 0.15